Revenue from contracts with customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Deferred revenue			$ 7,317	$ (1,938)
Charter Hire Paid In Advance [Member]
Deferred revenue			22,642		$ 13,574
Charter Agreements With Varying Rates [Member]
Deferred revenue			10,724		$ 12,475
Voyage charters and contracts of affreightment [Member]
Revenue Not from Contract with Customer	$ 84,234	$ 119,487	209,184	185,714
Time Charter Hire Agreements [Member]
Operating Lease, Lease Income	$ 137,220	$ 97,212	$ 273,483	$ 180,689